2. Regulatory framework	12 Months Ended
Dec. 31, 2017
Regulatory Framework
Regulatory framework
a)	General

The Company is subject to the regulatory framework provided under Law No. 24,065, the Concession Agreement, and the regulations issued by the ENRE.

The ENRE is empowered to approve and control tariffs, and control the quality levels of the technical product and service, the commercial service and the compliance with public safety regulations, as provided for in the Concession Agreement. If the Distribution Company fails to comply with the obligations assumed, the ENRE may apply the penalties stipulated in the Concession Agreement.

The Distribution Company’s obligations are, among others, to make the necessary investments and carry out the necessary maintenance works in order to ensure that the quality levels established for the provision of the service in the concession area will be complied with and that electricity supply and availability will be sufficient to meet the demand in due time, securing the sources of supply.

If the Company repeatedly fails to comply with the obligations assumed in the Concession Agreement, the grantor of the concession will be entitled to foreclose on the collateral granted by the majority shareholders by means of the pledge of the Class A shares and sell them in a Public Bid. This, however, will not affect the continuity of the Holder of the concession (Note 5.4).

Furthermore, the Concession Agreement may be rescinded in the event of the Distribution Company’s undergoing bankruptcy proceedings. Additionally, if the Grantor of the Concession fails to discharge its obligations in such a manner that the Distribution Company is prevented from providing the Service or the Service is severely affected on a permanent basis, the Distribution Company may request, after demanding the regularization of such situation in a term of 90 days, that the agreement be rescinded. At the date of issuance of these financial statements, there have been no events of non-compliance by the Company that could be regarded as included within the scope of this situation.

b)	Concession

The term of the concession is 95 years, which may be extended for an additional maximum period of 10 years. The term of the concession is divided into management periods: a first period of 15 years and subsequent periods of 10 years each. At the end of each management period, the Class “A” shares representing 51% of the share capital of Edenor S.A., currently held by EASA, must be offered for sale through a public bidding (Note 43). If EASA makes the highest bid, it will continue to hold the Class “A” shares, and no further disbursements will be necessary. On the contrary, if EASA is not the highest bidder, then the bidder who makes the highest bid shall pay EASA the amount of the bid in accordance with the conditions of the public bidding. The proceeds from the sale of the Class “A” shares will be delivered to EASA after deducting any amounts receivable to which the Grantor of the concession may be entitled. The first management period ended at the conclusion of the tariff period commenced on February 1, 2017 (5 years).

The Company has the exclusive right to render electric power distribution and sales services within the concession area to all the customers who are not authorized to obtain their power supply from the MEM, thus being obliged to supply all the electric power that may be required in due time and in accordance with the established quality levels. In addition, the Company must allow free access to its facilities to any MEM agents whenever required, under the terms of the Concession.

No specific fee must be paid by the Company under the Concession Agreement during the term of the concession.

On January 6, 2002, the PEN passed Law No. 25,561 whereby adjustment clauses in US dollars, as well as any other indexation mechanisms stipulated in the contracts entered into by the Federal Government, including those related to public utilities, were declared null and void as from such date. The resulting prices and rates were converted into Argentine pesos at a rate of 1 peso per US dollar.

Furthermore, Law No. 25,561 authorized the PEN to renegotiate public utility contracts taking certain criteria into account.

Additionally, both the declaration of economic emergency and the period to renegotiate public utility contracts were extended through December 31, 2017 by Law No. 27,200 that came into effect on January 1, 2016.

Moreover, on December 16, 2015, by Executive Order No. 134/15, the country’s electricity sector was declared in a state of emergency. The declaration of the state of emergency and the measures to be adopted as a consequence thereof, as indicated in Section 2 of the aforementioned Executive Order, will remain in effect until December 31, 2017.

In this regard, the ME&M is instructed to prepare, launch and implement a plan of action for the electricity generation, transmission and distribution segments at national level with the aim of adjusting the quality and safety of the electricity supply and guaranteeing the provision of the electricity public service under adequate economic and technical conditions.

c)	Electricity rate situation

I.	Adjustment Agreement entered into between Edenor S.A. and the Federal Government

On September 21, 2005, Edenor S.A. entered into an Adjustment Agreement within the framework of the process of renegotiation of the Concession Agreement set forth in Law No. 25,561 and supplementary regulations, which was ratified on February 13, 2006.

The Adjustment Agreement provides for the following:

i)	the implementation of a Temporary Tariff Structure effective as from November 1, 2005, including a 23% average increase in the distribution margin, which may not result in an increase in the average rate of more than 15%, and an additional 5% average increase in the VAD, allocated to certain specified capital expenditures;

ii)	the requirement that during the term of said temporary tariff structure, dividend payment be subject to the approval of the regulatory authority;

iii)	the establishment of a “Social Tariff” for the needy and the levels of quality of the service to be rendered;

iv)	the suspension of the claims and legal actions filed by the Company and its shareholders in national or foreign courts due to the effects caused by the Economic Emergency Law;

v)	the carrying out of an RTI which will result in a new tariff structure that will go into effect on a gradual basis and remain in effect for the following 5 years. In accordance with the provisions of Law No. 24,065, the ENRE will be in charge of such review;

vi)	the implementation of a minimum investment plan in the electric network for an amount of $ 178.8 million to be fulfilled by the Company during 2006, plus an additional investment of $ 25.5 million should it be required;

vii)	the adjustment of the penalties imposed by the ENRE that are payable to customers by way of discounts, which were notified by such regulatory agency prior to January 6, 2002 as well as of those that have been notified, or whose cause or origin has arisen in the period between January 6, 2002 and the date on which the Adjustment Agreement goes into effect through the date on which they are effectively paid, using, for such purpose, the average increase recorded in the Company’s own distribution costs as a result of the increases and adjustments granted at each date;

viii)	the waiver of the penalties imposed by the ENRE that are payable to the Federal Government, which have been notified, or their cause or origin has arisen in the period between January 6, 2002 and the date on which the Adjustment Agreement goes into effect;

The payment term of the penalties imposed by the ENRE, which are described in paragraph vii) above, is 180 days after the approval of the RTI in 14 semiannual installments. Those discounts have been early made as from December 2015.

Said agreement was ratified by the PEN by means of Executive Order No. 1,957/06, signed by the President of Argentina on December 28, 2006 and published in the Official Gazette on January 8, 2007. The aforementioned agreement stipulated the terms and conditions that, upon compliance with the other procedures required by the regulations, would be the fundamental basis of the Comprehensive Renegotiation of the Concession Agreement of the public service of electric power distribution and sale within the federal jurisdiction, between the PEN and the holder of the concession.

II.	Breach of Adjustment Agreement

With the aim of ensuring the viability of the electricity supply continuity, safety and quality, the Adjustment Agreement provided for the creation of a Temporary Tariff Structure, pursuant to which the increase in the Company’s costs would be recognized -during the period the RTT remained in effect- on a semiannual basis by means of the cost monitoring mechanism (MMC), and laid down the conditions for the RTI. That mechanism was only applied in the first three six-month periods, after which the Federal Government (through its different agencies) systematically failed to comply with the obligations assumed.

By means of ME&M Resolutions Nos. 6 and 7/16, and as from February 1, 2016, the current electricity rate schedule of Distribution companies is readjusted within the framework of the Temporary Tariff Structure, which is the adjustment of the existing electricity rate schedules by applying thereto the semiannual readjustment that was pending.

Additionally, the aforementioned ME&M Resolution No. 7/16 instructs the ENRE to carry out the RTI.

Finally, by means of ENRE Resolution No. 63/17 dated January 31, 2017, Note 2.c).III, the electricity rate schedule resulting from the RTI process, which will be applied by the Company as from February 1, 2017, is approved.

III.	Tariff Structure Review

Due to the aforementioned non-compliance, in June 2013, the Company filed a complaint against the Federal Government claiming full compliance with the Adjustment Agreement and compensation for damages due to the non-compliance with the commitments stipulated therein. The complaint was amended so as to extend it in November 2013.

Although in the last years, the Grantor of the Concession adopted palliative measures –previously described in this Note – to allow for the operations to continue, such measures were partial and considered neither all the variables nor the essential elements of the rights and obligations deriving from the Concession Agreement.

By means of ME&M Resolucion No. 6/16, which defines the seasonal reference prices, the MEM summer quarterly rescheduling relating to the February 1-April 30, 2016 period is carried out. Additionally, it defines the social tariff for all the residential customer demand.

By means of ME&M Resolucion No. 7/16:

•          SEE Resolution No. 32/15 was repealed and the ENRE was instructed to adopt measures, within its field of competence, to finish the RTI. This resolution granted the Company a temporary increase in income as from February 2015, and on account of the RTI, in order for the Company to cover the expenses and afford the investments associated with the normal provision of the service. As a consequence of that which has been previously described, as of December 31, 2016, it has recognized $ 419.7 million, which has been disclosed in the Recognition of income on account of the RTI – SEE Resolution No. 32/15 line item of the Statement of Comprehensive Income.

•          the ENRE is instructed to adjust the VAD in electricity rate schedules, on account of the RTI, and to take all the necessary steps to carry out the RTI before December 31, 2016.

•	the following was also provided for: (i) the cancellation of the PUREE (Note 2.c).IV – financial statements as of December 31, 2016). As of December 31, 2016, the Company has recognized a total of $ 82 million for this concept, which is disclosed in the Higher costs recognition – SEE Resolution No. 250/13 and Subsequent notes line item of the Statement of Comprehensive Income; (ii) the revocation of SEE Resolution No. 32/15 as from the date on which the ENRE’s Resolution that implements the electricity rate schedule comes into effect (Note 2.c).VII - financial statements as of December 31, 2016); (iii) the suspension until further instruction of all the effects of the loans for consumption (mutuums) agreements entered into by and between the Distribution companies and CAMMESA (Note 2.c).VI – financial statements as of December 31, 2016); (iv) the implementation of the necessary actions to end the trusts created by ENRE Resolution No. 347/12 (Note 2.c).V - financial statements as of December 31, 2016); (v) the restriction on the distribution of dividends in accordance with the provisions of clause 7.4 of the Adjustment Agreement (Note 18).

Additionally, by means of ENRE Resolution No. 290/16, applicable to Edenor S.A. and Edesur S.A., the ENRE instructed Distribution companies to eliminate the six per thousand surcharge established by Section 1 of Law No. 23,681, as from the billings that include meter-reading dates subsequent to the date on which Decree No. 695/16 came into effect, inasmuch as both the interconnection construction works and the transfers of funds duly made by the Federal Government in favor of the province of Santa Cruz, have been complied with.

To that end, on April 1, 2016, the ENRE issued Resolution No. 55/16, whereby the program for the Review of the distribution tariff, which was carried out in 2016, was approved.

On September 5, 2016, the Company submitted its electricity rate schedule proposal for the next five years. For the purposes of the rate proposal, the Company:

(i)	determined the capital base using for such purpose the depreciated Net Realizable Value (NRV) method;

(ii)	submitted the 2017-2021 Investment Plan;

(iii)	submitted a detail of the operating expenses; and

(iv)	submitted all other data requested by the Regulatory Authority.

In accordance with the Work Plan and schedule duly fixed by the ENRE, on October 28, 2016, the public hearing was held as a preliminary step to define the electricity rate schedule for the next period.

On January 31, 2017, the ENRE issued Resolution No. 63/17, pursuant to which it determined the definitive Electricity Rate Schedules, the review of costs, the required quality levels, and all the other rights and obligations that are to be applied and complied with by the Company as from February 1, 2017. The above-mentioned regulation was amended by the ENRE by means of the issuance of Resolutions Nos. 81/17, 82/17, and 92/17, and Note No. 124,898.

The aforementioned Resolution No. 63/17 states that the ENRE, as instructed by the ME&M, shall limit the increase in the VAD resulting from the RTI process and applicable as from February 1, 2017, to a maximum of 42% vis-á-vis the VAD in effect at the date of issuance of the aforementioned resolution, with the remaining value of the new VAD being applied in two stages, the first of them in November 2017 and the second and last one in February 2018.

In addition to that which has been mentioned, the ENRE shall recognize and allow the Company to bill the VAD difference arising as a consequence of the gradual application of the tariff increase recognized in the RTI in 48 installments as from February 1, 2018, which will be incorporated into the VAD’s value resulting as of that date.

As of December 31, 2017, the amount arising from such deferred income and not recognized by the Company in these financial statements amounts approximately to $ 4.9 billion.

Moreover, the aforementioned Resolution ENRE N° 63/17 sets forth the procedure for determining the mechanism for monitoring the variation of the CPD, whose “trigger clause” will be applicable when the variation recorded in the six-month period being controlled exceeds 5%. In this regard, in August 2017, having the condition for the trigger clause to apply been met, the Company requested that it be allowed to apply the variation recorded in the CPD in the first January–June 2017 six-month control period, which amounted to 11.63%.

Additionally, ENRE Resolution No. 329/17 determines the procedure to be applied for the billing of the deferred income, stating that those amounts will be adjusted as of February 2018, applying for such purpose the Methodology for the Redetermination of the Company’s Recognized Own Distribution Costs set forth in caption c2) of Sub-Appendix II to ENRE Resolution No. 63/17, and billed in 48 installments as from February 1, 2018.

By means of Resolution No. 526/17, the ENRE calls a public hearing to be held on November 17, 2017 with the purpose of informing about the impact on the Company’s customer bills of the measures to be implemented by the ME&M as a result of the public hearing that such Ministry has called (ME&M Resolution 403-E/2017) in relation to: (i) the new power and energy reference prices in the MEM relating to the 2017-2018 summer period; (ii) the stimulus plan that rewards electric power-savings; (iii) the social tariff, and; (iv) the electric power distribution methodology.

As a consequence of that which has been previously mentioned, by means of ENRE Note 128,399, the Company was informed that the ME&M had instructed the ENRE to postpone until December 1, 2017 the application of the tariff increase established in the RTI for November 1, with the result of such increase being recognized in real terms, using for such purpose the adjustment mechanism provided for in ENRE Resolution No. 63/17.

Furthermore, with regard to the deferral of the collection of the CPD adjustment that was to be applied as from August 2017, it is instructed that in order for such adjustment to be recognized in real terms, such concept shall be applied as from December 1, 2017, using also the adjustment mechanism mentioned in the preceding paragraph.

On November 30, 2017, by means of Resolution No. 603/17, the ENRE approved the CPD values, applicable as from December 1, 2017, and retroactively to consumption recorded in the months of August through November 2017. That amount totals $ 753.9 million and was billed in two installments, December 2017 and January 2018. Additionally, the Electricity Rate Schedule’s values, applicable as from December 1, 2017, were approved.

On January 31, 2018, the ENRE issued Resolution No. 33/18 whereby it approves the values of CPD, the values of the monthly installment to be applied in accordance with the provisions of ENRE Resolution No. 329/17, and the values of the Company’s electricity rate schedule applicable to consumption recorded as from February 1, 2018. Additionally, it is informed that the average electricity rate value amounts to 2.4627 $/KWh.

IV.	Extraordinary Investment Plan - Temporary insufficiency of the revenue deriving from the FOCEDE

Due to the measures adopted by the Ministry of Planning and the fact that the FOCEDE’s funds were insufficient to cover the estimated disbursements under the Investment Plan, the Company has requested of the respective authorities that it be provided with funding assistance, which has been called Extraordinary Investment Plan.

Consequently, on September 26, 2014, the SEE, by Resolution No. 65/14, instructed CAMMESA to enter into a Loan for consumption (Mutuum) and assignment of secured receivables agreement with the Company for a total of $ 500 million to cover the Extraordinary Investment Plan as a consequence of the temporary insufficiency of the revenue deriving from Resolution No. 347/12, mentioned in caption V of this note. The aforementioned agreement was entered into on September 30, 2014. On December 18, 2014, said agreement was extended, as instructed by the SEE to CAMMESA, for an additional amount of $ 159.4 million.

In fiscal year 2015, the loan for consumption (mutuum) agreement was extended, as instructed by the SEE to CAMMESA, for an additional amount of $ 2.2 billion.

As of December 31, 2017, the debt related to this concept amounts to $ 1.9 billion (comprised of $ 1.2 billion principal and $ 638 million in accrued interest) which is disclosed in the Other non-current payables account.

Furthermore, as security for the performance of the obligations assumed and the repayment of the funds granted, the Company agreed to assign and transfer in favor of CAMMESA, as from the end of the grace period that the SEE will estipulate along with the methodology and terms for the reimbursement of the funds, the amounts receivable which the Company may have with the MEM up to the actual amount of the funds granted. At the date of issuance of these financial statements, the Company does not have any amount receivable with the MEM.

•	Additional recognition – Investment Plan

As instructed by ME&M Resolution No. 7/16, as from February 1, 2016 CAMMESA suspended all the effects of the loans for consumption (mutuums) agreements entered into, as well as the transfers of resources to Distribution companies on behalf and to the order of the FOCEDE. As previously mentioned, the new Works Plan will be exclusively financed with the funds collected from users.

On October 4, 2017, by means of Resolution No. 840-E/17, the ME&M recognized in favor of the Company an amount of $ 323.4 million for the works carried out prior to the ending of the FOCEDE, requiring as a condition for such recognition to take place that the Company notify both the Electric Power Secretariat and the ENRE of its decision to not only abandon any and all administrative and/or judicial claims filed, but also waive its right to any other future claim against the Federal Government, the ME&M, the SEE, the ENRE and/or CAMMESA based on the FOCEDE.

In this regard, on October 9, 2017, the Company expressed that it had no administrative or judicial claims against such institutions on the aforementioned ground, and that the recourse (“recurso directo”) filed in 2015 against ENRE’s Resolution No. 356/14, pursuant to which a fine had been imposed on the Company due to the non-application of the FOCEDE’s remaining funds in due time, was not considered within the scope of such requirement.

V.	Provisional remedies

At during 2016, the Company has been notified by several courts of the Province of Buenos Aires of the granting of provisional remedies requested by different customers, both individuals and groups of consumers, which all together accounted for more than 30% of the Company’s sales, ordering the suspension of ME&M Resolutions Nos. 6 and 7/16 and ENRE Resolution No. 1/16 (authorizing tariff increases), retroactively to the date on which such resolutions came into effect, i.e. February 2016.

These measures required the Company to refrain from billing with the tariff increase and to reimburse the amounts of the increases already collected by means of a credit in the customers’ accounts.

In this regard, on December 26, 2016, CAMMESA notified the Company that, as instructed by the ME&M, Note No. 2016 04484723, it would issue credit notes for the negative effects generated by the provisional remedies that affected:

•       the application of the seasonal prices set by ME&M Resolutions Nos. 6 and 41/16, for the periods pending as of that date; and

•       the application of the electricity rates set by ENRE Resolution No. 1/16.

Once the conditions and time frames for the billing of the concepts covered by the above-mentioned provisional remedies have been set out by the ENRE, the Company will issue the bills to its customers and transfer those values to CAMMESA.

The total effects of the credit notes issued for these concepts are detailed below:

	Res. MEyM N° 6 y 41 /16	Res. ENRE N° 1/16
Payables for purchase of electricity - CAMMESA	(270)	(1,126)
Purchase of electricity	270	-
Income recognition of Note MEyM N° 2016-04484723	-	(1,126)

Additionally, based on the credit notes issued, CAMMESA has credited the interest amounts billed commensurate with the extent thereof.

d)	Framework agreement

On January 10, 1994, the Company, together with Edesur S.A., the Federal Government and the Government of the Province of Buenos Aires entered into a Framework Agreement, whose purpose was to establish the guidelines under which the Company was to supply electricity to low-income areas and shantytowns.

The approval of the extension of the Framework Agreement until September 30, 2017 was signed on August 3, 2017. The signing of the aforementioned agreement represents the recognition of revenue in favor of the Company relating to the distribution of electricity to low-income areas and shantytowns for the January 1, 2015 - September 30, 2017 period for an amount of $ 268.1 million.

In this regard, on October 23, 2017, the Company received a payment from the Federal Government for $122.6 million.

Due to the fact that at the date of these financial statements the approvals of the Addendum to the Framework Agreement for the October 1-December 31, 2017 period by the Federal Government and the Government of the Province of Buenos Aires are still in process, no revenue for this concept has been recognized, which, as of December 31, 2017, amounted to $ 40.8 million.

e)	Penalties

i.	General

The ENRE is empowered to control the quality levels of the technical product and service, the commercial service and the compliance with public safety regulations, as stipulated in the Concession Agreement. If the Distribution Company fails to comply with the obligations assumed, the ENRE may apply the penalties stipulated in the aforementioned Agreement.

As of December 31, 2017 and 2016, the Company has recognized in its financial statements the penalties accrued, whether imposed or not yet issued by the ENRE, related to the control periods elapsed as of those dates.

By means of ENRE Note No. 120,248151 dated April 15, 2016, which establishes the new criterion to calculate penalties, the Company is informed that for purposes of calculating penalty amounts, the values to be applied are the KWh values in effect at the last day of the six-month period analyzed in which the penalizable event is detected, with the increases recorded in the “remuneration” as a consequence of the increases and adjustments granted as of that date. The effect of this resolution for the September 2015-February 2016 six-month period and subsequent periods has been recorded during the year ended December 31, 2016.

Furthermore, it is stated that the resulting amounts determined as indicated in the preceding paragraph, accrue interest at the BNA lending rate for thirty-day operations from the date on which they are determined until the Customer’s account is actually credited, effect which the Company has recorded in its financial statements.

Additionally, on October 19, 2016, through Note No. 123,091 the ENRE established the average rate values (Ps./KWh) to be applied as from December 2012, for calculating the penalties payable to the Argentine Government. In accordance with the terms of the Adjustment Agreement, such values correspond to the average sale price of energy charged to customers. Since the rate values set forth in the Note are not consistent with such provision, on November 1, 2016, we submitted a claim to the ENRE requesting the rectification as we considered the approach erroneous. As of the date of this annual report, we received the response from the ENRE (Note No. 129,061), which clarified that the increases or adjustments are not applicable, and only the values paid by the customers should be considered.

Furthermore, ENRE Resolution No. 63/17, Note 2.c).III, has set out the control procedures, the service quality assessment methodologies, and the penalty system, applicable as from February 1, 2017, for the 2017 – 2021 period.

Additionally, by means of Note No. 125,248 dated March 29, 2017, the ENRE sets the new penalty determination and adjustment mechanisms in relation to the control procedures, the service quality assessment methodologies, and the penalty system applicable as from February 1, 2017 for the 2017 – 2021 period set by ENRE Resolution No. 63/17, providing for the following:

i)	Penalty values shall be determined on the basis of the KWh value, the average electricity rate, the cost of energy not supplied or other economic parameter at the value in effect at the first day of the control period or the value in effect at the date of the penalizable event for penalties arising from specific events.

ii)	For all the events that occurred during the transition period (the period between the signing of the Adjustment Agreement and the effective date of the RTI) for which a penalty has not been imposed, penalties shall be adjusted by the IPC used by the BCRA to produce the ITCRM for the month prior to the end of the control period or that for the month prior to the date of occurrence of the penalizable event for penalties arising from specific events, until the date on which the penalty is imposed. This mechanism is also applicable to the concepts penalized after April 15, 2016 (ENRE Note No. 120,151) and until the effective date of the RTI. This adjustment will be part of the penalty principal amount.

iii)	Unpaid penalties will accrue interest at the BNA lending rate for thirty-day discount transactions from the date of the resolution to the date of actual payment, as interest on late payment. In the case of penalties relating to Customer service, the calculated amount shall be increased by 50%.

iv)	Penalties subsequent to February 1, 2017 will be valued at the KWh value or the cost of energy not supplied of the first day of the control period or of the day on which the penalty is imposed for penalties arising from specific events. Those concepts will not be adjusted by the IPC, applying the interest on late payment established in iii) above. Moreover, an additional fine equivalent to twice the amount of the penalty will be determined if payment is not made in due time and proper form.

The impact of these new penalty determination and adjustment mechanisms has been quantified by the Company and recognized as of December 31, 2017, which resulted in a recovery included in results of $ 413.7 million (Note 32).

In accordance with the provisions of Sub-Appendix XVI to ENRE Resolution No. 63/17, the Company is required to submit in a term of 60 calendar days the calculation of global indicators, interruptions for which force majeure had been alleged, the calculation of individual indicators, and will determine the related discounts, crediting the amounts thereof within 10 business days. In turn, the ENRE will examine the information submitted by the Company, and in the event that the crediting of such discounts were not verified will impose a fine, payable to the Treasury, equivalent to twice the value that should have been recorded. At the date of these financial statements, the Company has submitted the aforementioned information relating to the six-month period ended August 31, 2017.

1)	Penalty Adjustment:

In different resolutions concerning penalties relating to the Quality of the Commercial and Technical Service, the Regulatory Entity has provided for the application of increases and adjustments, applying for such purpose a criterion different from the one applied by the Company.

In this regard, the Company does not know the formula used for obtaining such increase; therefore, it challenged the aforementioned resolutions requesting the suspension of their effects, which are not included within the amount of the provision for penalties recognized as of December 31, 2017.

f)	Restriction on the transfer of the Company’s common shares

The by-laws provide that Class “A” shareholders may transfer their shares only with the prior approval of the ENRE. The ENRE must communicate its decision within 90 days upon submission of the request for such approval, otherwise the transfer will be deemed approved.

Furthermore, Caja de Valores S.A. (the Public Register Office), which keeps the Share Register of the shares, is entitled (as stated in the by-laws) to reject such entries which, at its criterion, do not comply with the rules for the transfer of common shares included in (i) the Business Organizations Law, (ii) the Concession Agreement and (iii) the By-laws.

In addition, the Class “A” shares will be pledged during the entire term of the concession as collateral to secure the performance of the obligations assumed under the Concession Agreement.

Other restrictions:

•            In connection with the issuance of Corporate Notes, during the term thereof, EASA (see Note 43) is required to be the beneficial owner and owner of record of not less than 51% of the Company’s issued, voting and outstanding shares.

•            In connection with the Adjustment Agreement signed with the Grantor of the Concession and ratified by Executive Order No. 1,957/06, Section 10 stipulates that from the signing of the agreement through the end of the Transition Period, the majority shareholders may not modify their ownership interest nor sell their shares.

g)	Law on electricity dependent patients

On May 17, 2017, Law No. 27,351 was passed, which guarantees the permanent and free of charge supply of electricity to those individuals who qualify as dependent on power for reasons of health and require medical equipment necessary to avoid risks in their lives or health. The law states that the account holder of the service or someone who lives with him/her (a cohabitant) that is registered as “Electricity dependent for reasons of health” will be exempt from the payment of any and all connection fees and will benefit from a special free of charge tariff treatment in the electric power supply service under national jurisdiction, which consists in the recognition of the entire amount of the power bill.

On July 26, 2017, the ENRE issued Resolution No. 292 stating that those discounts are to be made as from the effective date of the aforementioned law, and instructing CAMMESA to implement those discounts in its billing to distribution companies. The amounts paid by customers for the bills covered by this Resolution will be made available in the stipulated time frames.

According to Executive Order 740 of the PEN, dated September 20, 2017, the ME&M will be the Authority of Application of Law No. 27,351, whereas the Ministry of Health will be responsible for determining the conditions necessary to be met for registration with the “Registry of Electricity Dependent for Reasons of Health” and will issue the clarifying and supplementary regulations for the application thereof.

On September 25, 2017, the National Ministry of Health issued Resolution No. 1,538-E/17, which creates the Registry of Electricity Dependent for Reasons of Health (RECS), within the orbit of the National Ministry of Health, operating under the authority of the Undersecretariat for the Management of Health Care Services.

At the date of issuance of these financial statements no further regulations have been issued with respect to the resolution mentioned above.